REVENUE - Metal (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Gold revenue	$ 452,253	$ 175,793
Silver revenue	5,362	1,994
Revenue from contracts with customers	457,615	177,787
(Loss) gain on trade receivables at fair value	(3,059)	146
Total revenue	$ 454,556	$ 177,933